Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Promissory Notes Issued to Unrelated Third Parties

The following table presents a summary of the Company’s promissory notes issued to unrelated third parties as of September 30, 2020:

	Note Amount	Issuance Date	Balance
A. Rodriguez	$86,821	3/14/13	$86,821
A. Rodriguez	15,000	7/22/13	15,000
A. Rodriguez	10,000	2/21/14	10,000
Henry Mahgerefteh	144,000	2/15/15	140,503
TRA Capital	106,112	3 loans	106,112
BNA Inv	223,499	6 loans	223,499
Brian Berg	30,000	2/1/12	25,000
Classic Bev	73,473	5/1/17	348,269
JSJ, Investments	75,000	7/12/17	30,239
PowerUp	168,500	8/7/20	168,500
CapCall	1,000,000	9/20, 11/20	457,000
PNC, Inc.	850,000	12/19/20	850,000
PPP	395,600	5/20/20	395,600
SBA Loan	274,000	4/1/20	274,000
Dicer	64,678	7/20/20	64,678
TCA Global fund	2,150,000	5/1/18	2,871,397
TCA Global fund 2	3,000,000	12/17/19	5,954,446
	$8,666,683		$12,021,064

The following table presents a summary of the Company’s promissory notes issued to unrelated third parties as of December 31, 2019:

	Note Amount	Issuance Date	Balance
A. Rodriguez	86,821	3/14/13	$86,821
A. Rodriguez	15,000	7/22/13	15,000
A. Rodriguez	10,000	2/21/14	10,000
Henry Mahgerefteh	144,000	2/15/15	144,000
TRA Capital	106,112	3 loans	106,112
BNA Inv	223,499	6 loans	223,499
Brian Berg	30,000	2/1/12	25,000
Classic Bev	73,473	5/1/17	277,385
JSJ, Investments	75,000	7/12/17	53,758
PowerUp	204,000	various	151,000
PNC, Inc.	2,876,509	12/19/20	2,876,509
TCA Global fund	2,150,000	5/1/18	2,664,628
TCA Global fund 2	3,000,000	12/17/19	3,015,780
	$8,994,414		$9,649,492